Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
March 31, 2026
EMC-NPRT1-0526
1.926210.115
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(d)(e) (Cost $335,312)	344,848	344,847

Common Stocks - 0.3%
	Shares	Value ($)
BRAZIL - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Azul SA (PN)	279,235	3,979,099
Azul SA ADR	90,416	1,997,152

TOTAL BRAZIL		5,976,251
TOTAL COMMON STOCKS (Cost $4,342,734)		5,976,251

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA Series A6, 1.9554% (c) (Cost $4,047,266)	646,439	5,397,548

Foreign Government and Government Agency Obligations - 45.2%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (f)	EUR	2,415,000	2,732,759
ANGOLA - 0.8%
Angola Republic 8.25% 5/9/2028 (i)		5,004,000	5,044,032
Angola Republic 8.75% 4/14/2032 (i)		4,065,000	3,945,083
Angola Republic 9.244% 1/15/2031 (i)		2,870,000	2,901,391
Angola Republic 9.375% 3/31/2033 (i)		2,475,000	2,433,130
Angola Republic 9.375% 5/8/2048 (i)		2,975,000	2,634,028
Angola Republic 9.875% 10/15/2035 (i)		1,730,000	1,732,594
TOTAL ANGOLA			18,690,258
ARGENTINA - 4.0%
Argentine Republic 0.75% 7/9/2030 (k)		40,487,261	33,928,325
Argentine Republic 1% 7/9/2029		6,947,895	6,100,251
Argentine Republic 3.5% 7/9/2041 (k)		14,520,000	9,713,880
Argentine Republic 4.125% 7/9/2035 (k)		36,067,842	26,077,050
Argentine Republic 5% 1/9/2038 (k)		21,471,530	16,189,534
TOTAL ARGENTINA			92,009,040
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (i)		2,505,000	2,229,375
Republic of Armenia 6.75% 3/12/2035 (i)		5,360,000	5,419,496
TOTAL ARMENIA			7,648,871
BAHAMAS (NASSAU) - 0.2%
Bahamas Government International Bond 8.25% 6/24/2036 (i)		3,640,000	3,895,816
BAHRAIN - 0.4%
Bahrain Kingdom 5.625% 5/18/2034 (i)		1,330,000	1,171,729
Bahrain Kingdom 5.875% 2/6/2034 (i)		2,300,000	2,138,241
Bahrain Kingdom 6.625% 10/6/2037 (i)		1,720,000	1,559,318
Bahrain Kingdom 7.1% 2/3/2038 (i)		3,315,000	3,107,929
Bahrain Kingdom 7.5% 2/12/2036 (i)		1,925,000	1,891,313
TOTAL BAHRAIN			9,868,530
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (i)		4,900,000	4,793,796
Republic of Benin 8.375% 1/23/2041 (i)		1,715,000	1,691,985
TOTAL BENIN			6,485,781
BERMUDA - 0.6%
Republic of Bermuda 2.375% 8/20/2030 (i)		520,000	470,112
Republic of Bermuda 3.375% 8/20/2050 (i)		1,825,000	1,247,680
Republic of Bermuda 3.717% 1/25/2027 (i)		7,240,000	7,181,175
Republic of Bermuda 4.75% 2/15/2029 (i)		3,960,000	3,973,860
Republic of Bermuda 5% 7/15/2032 (i)		1,590,000	1,584,038
TOTAL BERMUDA			14,456,865
BRAZIL - 1.7%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		6,525,000	6,228,113
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		920,000	768,659
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		3,180,000	3,182,385
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		3,305,000	3,243,940
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		2,550,000	2,608,650
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		6,165,000	6,696,485
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		11,540,000	13,097,900
Federative Republic of Brazil 7.250% 1/12/2056		3,375,000	3,304,125
TOTAL BRAZIL			39,130,257
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		12,490,000	11,420,356
Chilean Republic 2.75% 1/31/2027		2,635,000	2,587,570
Chilean Republic 3.1% 1/22/2061		6,730,000	4,159,140
Chilean Republic 3.5% 1/31/2034		2,180,000	1,966,360
Chilean Republic 4% 1/31/2052		1,910,000	1,483,593
Chilean Republic 4.34% 3/7/2042		2,615,000	2,293,355
Chilean Republic 5.33% 1/5/2054		4,770,000	4,507,650
TOTAL CHILE			28,418,024
COLOMBIA - 2.0%
Colombian Republic 3% 1/30/2030		8,400,000	7,543,200
Colombian Republic 3.125% 4/15/2031		5,855,000	5,000,170
Colombian Republic 3.25% 4/22/2032		2,805,000	2,339,370
Colombian Republic 4.125% 5/15/2051		2,355,000	1,427,719
Colombian Republic 5% 6/15/2045		4,650,000	3,330,563
Colombian Republic 5.2% 5/15/2049		6,915,000	4,967,045
Colombian Republic 5.375% 1/21/2029		3,455,000	3,429,088
Colombian Republic 6.125% 1/18/2041		440,000	383,371
Colombian Republic 6.125% 1/21/2031		1,245,000	1,225,079
Colombian Republic 6.5% 1/21/2033		2,005,000	1,959,888
Colombian Republic 7.375% 4/25/2030		2,385,000	2,475,630
Colombian Republic 7.375% 9/18/2037		1,475,000	1,469,174
Colombian Republic 7.5% 2/2/2034		2,055,000	2,101,751
Colombian Republic 8% 11/14/2035		2,860,000	2,994,563
Colombian Republic 8% 4/20/2033		1,530,000	1,615,298
Colombian Republic 8.5% 4/25/2035		2,675,000	2,889,000
Colombian Republic 8.75% 11/14/2053		2,695,000	2,888,366
TOTAL COLOMBIA			48,039,275
COSTA RICA - 0.3%
Republic of Costa Rica 5.625% 4/30/2043 (i)		1,855,000	1,725,150
Republic of Costa Rica 6.125% 2/19/2031 (i)		1,370,000	1,400,140
Republic of Costa Rica 6.55% 4/3/2034 (i)		1,320,000	1,392,270
Republic of Costa Rica 7.3% 11/13/2054 (i)		3,030,000	3,287,550
TOTAL COSTA RICA			7,805,110
COTE D'IVOIRE - 0.7%
Cote d'Ivoire 6.125% 6/15/2033 (i)		5,840,000	5,485,220
Cote d'Ivoire 6.375% 3/3/2028 (i)		1,656,828	1,666,769
Cote d'Ivoire 6.75% 2/25/2041 (i)		3,190,000	2,791,250
Cote d'Ivoire 8.075% 4/1/2036 (i)		2,855,000	2,900,929
Cote d'Ivoire 8.25% 1/30/2037 (i)		2,790,000	2,855,860
TOTAL COTE D'IVOIRE			15,700,028
DOMINICAN REPUBLIC - 1.8%
Dominican Republic 4.5% 1/30/2030 (i)		2,115,000	2,009,250
Dominican Republic 4.875% 9/23/2032 (i)		12,965,000	11,950,489
Dominican Republic 5.75% 3/17/2034 (i)		1,965,000	1,870,680
Dominican Republic 5.95% 1/25/2027 (i)		6,155,000	6,185,775
Dominican Republic 6% 7/19/2028 (i)		3,955,000	3,978,730
Dominican Republic 6.5% 2/15/2048 (i)		2,135,000	2,002,630
Dominican Republic 6.6% 6/1/2036 (i)		2,112,000	2,117,808
Dominican Republic 6.85% 1/27/2045 (i)		3,300,000	3,209,250
Dominican Republic 7.05% 2/3/2031 (i)		2,795,000	2,890,030
Dominican Republic 7.15% 2/24/2055 (i)		3,595,000	3,639,488
Dominican Republic 7.45% 4/30/2044 (i)		3,510,000	3,657,420
TOTAL DOMINICAN REPUBLIC			43,511,550
ECUADOR - 0.9%
Ecuador Government International Bond 6.9% 7/31/2030 (i)(k)		7,612,664	7,407,122
Ecuador Government International Bond 6.9% 7/31/2035 (i)(k)		8,575,000	7,520,275
Ecuador Government International Bond 8.75% 1/29/2034 (i)		5,485,000	5,384,899
Ecuador Government International Bond 9.25% 1/29/2039 (i)		1,555,000	1,525,454
TOTAL ECUADOR			21,837,750
EGYPT - 1.5%
Arab Republic of Egypt 6.375% 4/11/2031 (i)	EUR	2,425,000	2,641,795
Arab Republic of Egypt 7.5% 1/31/2027 (i)		7,330,000	7,359,101
Arab Republic of Egypt 7.5% 2/16/2061 (i)		5,040,000	3,832,416
Arab Republic of Egypt 7.903% 2/21/2048 (i)		4,675,000	3,784,115
Arab Republic of Egypt 8.5% 1/31/2047 (i)		7,100,000	6,119,322
Arab Republic of Egypt 8.7002% 3/1/2049 (i)		4,745,000	4,141,151
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (j)	EGP	59,125,000	1,074,941
Arab Republic of Egypt Treasury Bills 0% 6/2/2026 (j)	EGP	137,725,000	2,429,597
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (j)	EGP	139,300,000	2,428,879
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (i)		1,685,000	1,692,582
TOTAL EGYPT			35,503,899
EL SALVADOR - 0.4%
El Salvador Republic 0.25% 4/17/2030 (i)		2,770,000	101,798
El Salvador Republic 7.1246% 1/20/2050 (i)		3,170,000	2,694,500
El Salvador Republic 7.625% 2/1/2041 (i)		935,000	886,380
El Salvador Republic 7.65% 6/15/2035 (i)		1,490,000	1,458,710
El Salvador Republic 9.25% 4/17/2030 (i)		2,770,000	2,884,955
El Salvador Republic 9.65% 11/21/2054 (i)		1,645,000	1,753,570
TOTAL EL SALVADOR			9,779,913
GABON - 0.1%
Gabonese Republic 6.625% 2/6/2031 (i)		1,800,000	1,504,800
Gabonese Republic 7% 11/24/2031 (i)		1,530,000	1,266,473
TOTAL GABON			2,771,273
GHANA - 0.2%
Ghana Republic 0% 1/3/2030 (i)(j)		213,267	179,411
Ghana Republic 0% 7/3/2026 (i)(j)		79,880	78,481
Ghana Republic 5% 7/3/2029 (i)(k)		2,337,449	2,227,589
Ghana Republic 5% 7/3/2035 (i)(k)		3,154,780	2,681,563
TOTAL GHANA			5,167,044
GUATEMALA - 0.7%
Guatemala Government Bond 4.9% 6/1/2030 (i)		2,510,000	2,471,221
Guatemala Government Bond 5.375% 4/24/2032 (i)		1,340,000	1,325,527
Guatemala Government Bond 6.125% 6/1/2050 (i)		3,455,000	3,295,652
Guatemala Government Bond 6.25% 8/15/2036 (i)		4,360,000	4,433,030
Guatemala Government Bond 6.6% 6/13/2036 (i)		1,465,000	1,533,416
Guatemala Government Bond 6.875% 8/15/2055 (i)		2,670,000	2,792,820
TOTAL GUATEMALA			15,851,666
HUNGARY - 1.3%
Hungary Government 2.125% 9/22/2031 (i)		2,190,000	1,854,930
Hungary Government 3.125% 9/21/2051 (i)		3,170,000	1,870,300
Hungary Government 4.25% 5/26/2033 (f)	EUR	2,005,000	2,279,820
Hungary Government 5.25% 6/16/2029 (i)		2,880,000	2,885,688
Hungary Government 5.5% 6/16/2034 (i)		6,825,000	6,734,365
Hungary Government 6.125% 5/22/2028 (i)		2,280,000	2,332,394
Hungary Government 6.75% 9/23/2055 (i)		4,095,000	4,162,895
Hungary Government 6.75% 9/25/2052 (i)		1,450,000	1,494,747
Hungary Government 7% 10/24/2035	HUF	2,019,060,000	5,991,309
TOTAL HUNGARY			29,606,448
INDONESIA - 1.5%
Indonesia Government 3.2% 9/23/2061		3,110,000	1,868,550
Indonesia Government 4.35% 1/11/2048		3,895,000	3,153,820
Indonesia Government 5.95% 1/8/2046 (i)		4,305,000	4,352,355
Indonesia Government 6.625% 2/17/2037 (i)		821,000	892,037
Indonesia Government 6.75% 1/15/2044 (i)		3,510,000	3,868,020
Indonesia Government 7.75% 1/17/2038 (i)		8,515,000	10,113,691
Indonesia Government 8.5% 10/12/2035 (i)		8,850,000	10,832,401
TOTAL INDONESIA			35,080,874
ISRAEL - 0.6%
Israel Government 3.375% 1/15/2050		6,505,000	4,196,064
Israel Government 5% 1/13/2036		4,205,000	4,052,855
Israel Government 5.75% 3/12/2054		2,975,000	2,766,407
Israel Government 5.875% 1/13/2056		4,275,000	4,037,834
TOTAL ISRAEL			15,053,160
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,284,274
JORDAN - 0.2%
Jordan Government 7.375% 10/10/2047 (i)		1,240,000	1,167,150
Jordan Government 7.5% 1/13/2029 (i)		1,385,000	1,424,036
Jordan Government 7.75% 1/15/2028 (i)		2,225,000	2,274,751
TOTAL JORDAN			4,865,937
KENYA - 0.4%
Republic of Kenya 7.875% 2/26/2034 (i)		1,380,000	1,253,868
Republic of Kenya 8.7% 2/26/2039 (i)		1,605,000	1,449,716
Republic of Kenya 8.8% 10/9/2038 (i)		1,580,000	1,447,280
Republic of Kenya 9.5% 3/5/2036 (i)		780,000	759,174
Republic of Kenya 9.75% 2/16/2031 (i)		3,880,000	3,980,686
TOTAL KENYA			8,890,724
LEBANON - 0.1%
Lebanon Republic 5.8% (f)(g)		7,047,000	1,659,569
Lebanon Republic 6.375% (f)(g)		4,308,000	1,014,533
TOTAL LEBANON			2,674,102
MEXICO - 2.6%
United Mexican States 3.5% 2/12/2034		6,340,000	5,397,686
United Mexican States 3.75% 4/19/2071		8,735,000	5,005,155
United Mexican States 4.875% 5/19/2033		3,425,000	3,245,188
United Mexican States 5.375% 3/22/2033		3,130,000	3,058,010
United Mexican States 5.625% 2/9/2034		3,495,000	3,432,090
United Mexican States 5.75% 10/12/2110		6,650,000	5,389,825
United Mexican States 6% 5/7/2036		5,760,000	5,722,560
United Mexican States 6.05% 1/11/2040		7,390,000	7,168,300
United Mexican States 6.125% 2/9/2038		2,495,000	2,437,614
United Mexican States 6.338% 5/4/2053		2,810,000	2,617,150
United Mexican States 6.35% 2/9/2035		4,445,000	4,545,013
United Mexican States 6.4% 5/7/2054		1,930,000	1,804,549
United Mexican States 6.75% 2/9/2056		2,905,000	2,820,755
United Mexican States 6.875% 5/13/2037		2,345,000	2,454,043
United Mexican States 7.375% 5/13/2055		4,995,000	5,244,750
TOTAL MEXICO			60,342,688
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (i)		3,355,000	3,398,615
Mongolia Government 7.875% 6/5/2029 (i)		840,000	877,800
TOTAL MONGOLIA			4,276,415
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (i)	EUR	1,855,000	2,117,118
Republic of Montenegro 7.25% 3/12/2031 (i)		7,095,000	7,351,343
TOTAL MONTENEGRO			9,468,461
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (i)		4,725,000	4,969,519
NIGERIA - 1.2%
Republic of Nigeria 0% 7/28/2026 (j)	NGN	5,648,000,000	3,837,899
Republic of Nigeria 6.125% 9/28/2028 (i)		9,790,000	9,711,680
Republic of Nigeria 6.5% 11/28/2027 (i)		2,250,000	2,261,250
Republic of Nigeria 7.143% 2/23/2030 (i)		3,580,000	3,597,757
Republic of Nigeria 7.696% 2/23/2038 (i)		2,730,000	2,625,059
Republic of Nigeria 7.875% 2/16/2032 (i)		1,590,000	1,606,297
Republic of Nigeria 9.1297% 1/13/2046 (i)		2,165,000	2,258,095
Republic of Nigeria Treasury Bills 0% 7/14/2026 (j)	NGN	3,400,000,000	2,322,350
TOTAL NIGERIA			28,220,387
OMAN - 1.0%
Oman Sultanate 5.625% 1/17/2028 (i)		3,925,000	3,958,954
Oman Sultanate 6% 8/1/2029 (i)		5,535,000	5,675,811
Oman Sultanate 6.25% 1/25/2031 (i)		3,525,000	3,675,694
Oman Sultanate 6.5% 3/8/2047 (i)		3,085,000	3,151,452
Oman Sultanate 6.75% 1/17/2048 (i)		5,010,000	5,224,267
Oman Sultanate 7% 1/25/2051 (i)		1,060,000	1,144,891
TOTAL OMAN			22,831,069
PAKISTAN - 0.5%
Islamic Republic of Pakistan 6% 4/8/2026 (i)		7,395,000	7,381,689
Islamic Republic of Pakistan 6.875% 12/5/2027 (i)		3,400,000	3,350,700
Islamic Republic of Pakistan 7.375% 4/8/2031 (i)		2,410,000	2,234,070
TOTAL PAKISTAN			12,966,459
PANAMA - 0.8%
Panamanian Republic 3.298% 1/19/2033		1,710,000	1,485,701
Panamanian Republic 5.227% 2/23/2034		4,610,000	4,460,140
Panamanian Republic 5.662% 2/23/2038		7,475,000	7,171,241
Panamanian Republic 7.875% 3/1/2057		2,695,000	3,123,217
Panamanian Republic 8% 3/1/2038		2,860,000	3,278,418
TOTAL PANAMA			19,518,717
PARAGUAY - 0.4%
Republic of Paraguay 2.739% 1/29/2033 (i)		2,485,000	2,184,315
Republic of Paraguay 4.95% 4/28/2031 (i)		2,749,000	2,743,502
Republic of Paraguay 5.4% 3/30/2050 (i)		2,220,000	1,975,800
Republic of Paraguay 6% 2/9/2036 (i)		1,860,000	1,932,540
Republic of Paraguay 6.65% 3/4/2055 (i)		1,675,000	1,740,325
TOTAL PARAGUAY			10,576,482
PERU - 0.5%
Peruvian Republic 2.783% 1/23/2031		6,570,000	5,998,246
Peruvian Republic 3% 1/15/2034		4,535,000	3,877,312
Peruvian Republic 3.3% 3/11/2041		4,050,000	3,056,737
TOTAL PERU			12,932,295
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,091,425
Philippine Republic 2.95% 5/5/2045		1,655,000	1,110,505
Philippine Republic 5.5% 1/17/2048		1,885,000	1,811,485
Philippine Republic 5.6% 5/14/2049		2,820,000	2,723,591
Philippine Republic 5.609% 4/13/2033		3,005,000	3,095,150
Philippine Republic 5.95% 10/13/2047		4,915,000	4,969,987
TOTAL PHILIPPINES			15,802,143
POLAND - 0.5%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (i)		1,780,000	1,797,800
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (i)		2,350,000	2,312,400
Republic of Poland 5.5% 3/18/2054		2,745,000	2,528,941
Republic of Poland 5.5% 4/4/2053		2,005,000	1,843,517
Republic of Poland 5.75% 11/16/2032		4,200,000	4,415,628
TOTAL POLAND			12,898,286
QATAR - 1.4%
State of Qatar 4.4% 4/16/2050 (i)		9,040,000	7,458,000
State of Qatar 4.625% 6/2/2046 (i)		5,790,000	4,995,033
State of Qatar 4.817% 3/14/2049 (i)		8,905,000	7,847,531
State of Qatar 5.103% 4/23/2048 (i)		9,945,000	9,156,958
State of Qatar 9.75% 6/15/2030 (i)		3,280,000	3,930,096
TOTAL QATAR			33,387,618
ROMANIA - 1.6%
Romanian Republic 3% 2/27/2027 (i)		2,536,000	2,483,378
Romanian Republic 3.625% 3/27/2032 (i)		4,866,000	4,264,781
Romanian Republic 4% 2/14/2051 (i)		3,005,000	1,933,416
Romanian Republic 5% 7/4/2036 (i)		4,985,000	4,616,702
Romanian Republic 5.75% 9/16/2030 (i)		3,532,000	3,516,989
Romanian Republic 6.125% 10/7/2037 (i)	EUR	4,115,000	4,603,550
Romanian Republic 6.625% 2/17/2028 (i)		2,190,000	2,235,114
Romanian Republic 6.85% 7/29/2030	RON	10,150,000	2,284,645
Romanian Republic 7.125% 1/17/2033 (i)		2,770,000	2,899,858
Romanian Republic 7.5% 2/10/2037 (i)		5,424,000	5,697,261
Romanian Republic 8% 4/29/2030	RON	9,700,000	2,274,117
TOTAL ROMANIA			36,809,811
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (i)		5,740,000	5,125,978
SAUDI ARABIA - 1.3%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (i)		7,350,000	6,173,045
Kingdom of Saudi Arabia 3.45% 2/2/2061 (i)		10,930,000	6,754,740
Kingdom of Saudi Arabia 3.75% 1/21/2055 (i)		5,025,000	3,385,594
Kingdom of Saudi Arabia 4.375% 1/12/2031 (i)		2,460,000	2,401,895
Kingdom of Saudi Arabia 4.5% 10/26/2046 (i)		6,645,000	5,384,111
Kingdom of Saudi Arabia 4.5% 4/22/2060 (i)		2,345,000	1,790,407
Kingdom of Saudi Arabia 4.625% 10/4/2047 (i)		3,095,000	2,537,900
Kingdom of Saudi Arabia 4.875% 1/12/2036 (i)		2,565,000	2,486,126
TOTAL SAUDI ARABIA			30,913,818
SENEGAL - 0.1%
Republic of Senegal 4.75% 3/13/2028 (f)	EUR	1,573,333	1,132,040
Republic of Senegal 6.25% 5/23/2033 (i)		2,790,000	1,473,818
Republic of Senegal 6.75% 3/13/2048 (i)		1,125,000	566,718
TOTAL SENEGAL			3,172,576
SERBIA - 0.5%
Republic of Serbia 2.125% 12/1/2030 (i)		5,465,000	4,709,081
Republic of Serbia 6% 6/12/2034 (i)		2,000,000	2,000,000
Republic of Serbia 6.5% 9/26/2033 (i)		4,090,000	4,262,639
TOTAL SERBIA			10,971,720
SOUTH AFRICA - 1.0%
South African Republic 4.85% 9/27/2027		2,690,000	2,682,603
South African Republic 4.85% 9/30/2029		2,510,000	2,458,545
South African Republic 5% 10/12/2046		3,845,000	2,758,788
South African Republic 5.65% 9/27/2047		1,905,000	1,481,137
South African Republic 5.75% 9/30/2049		5,505,000	4,266,375
South African Republic 5.875% 4/20/2032		2,695,000	2,693,316
South African Republic 6.125% 12/11/2037 (i)		1,260,000	1,169,758
South African Republic 7.1% 11/19/2036 (i)		4,515,000	4,626,204
South African Republic 7.25% 12/11/2055 (i)		1,685,000	1,540,933
TOTAL SOUTH AFRICA			23,677,659
SRI LANKA - 0.6%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (i)(k)		2,146,499	1,980,145
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (i)(k)		6,821,315	5,673,629
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (i)(k)		2,945,437	2,632,484
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (i)(k)		1,472,098	1,300,967
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (i)(k)		831,112	629,567
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (i)		1,557,986	1,489,046
TOTAL SRI LANKA			13,705,838
TRINIDAD & TOBAGO - 0.1%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (i)		3,230,000	3,197,700
TURKEY - 3.1%
Turkish Republic 4.875% 4/16/2043		8,580,000	6,017,454
Turkish Republic 5.125% 2/17/2028		2,805,000	2,768,535
Turkish Republic 5.25% 3/13/2030		2,085,000	1,989,611
Turkish Republic 5.75% 5/11/2047		2,745,000	2,058,064
Turkish Republic 6% 1/14/2041		8,310,000	6,888,990
Turkish Republic 6% 3/25/2027		1,900,000	1,910,008
Turkish Republic 6.3% 3/14/2033		2,045,000	1,933,036
Turkish Republic 6.625% 2/17/2045		3,000,000	2,542,500
Turkish Republic 6.8% 11/4/2036		4,755,000	4,487,531
Turkish Republic 6.875% 1/14/2038		4,270,000	3,993,048
Turkish Republic 6.95% 9/16/2035		2,415,000	2,315,381
Turkish Republic 7.125% 2/12/2032		3,615,000	3,620,423
Turkish Republic 7.25% 5/29/2032		1,115,000	1,117,196
Turkish Republic 7.625% 5/15/2034		4,200,000	4,258,800
Turkish Republic 9.125% 7/13/2030		2,030,000	2,216,253
Turkish Republic 9.375% 1/19/2033		8,105,000	8,998,171
Turkish Republic 9.375% 3/14/2029		4,750,000	5,119,360
Turkish Republic 9.875% 1/15/2028		9,925,000	10,584,318
TOTAL TURKEY			72,818,679
UKRAINE - 0.8%
Ukraine Government 0% 2/1/2030 (i)(k)		1,084,343	633,255
Ukraine Government 0% 2/1/2034 (i)(k)		4,052,025	1,726,163
Ukraine Government 0% 2/1/2035 (i)(k)		4,669,246	2,138,515
Ukraine Government 0% 2/1/2036 (i)(k)		2,853,538	1,304,067
Ukraine Government 4% 2/1/2032 (i)(k)		5,252,800	3,782,016
Ukraine Government 4.5% 2/1/2029 (i)(k)		4,348,798	3,044,159
Ukraine Government 4.5% 2/1/2034 (i)(k)		6,075,034	3,225,843
Ukraine Government 4.5% 2/1/2035 (i)(k)		4,463,092	2,325,271
Ukraine Government 4.5% 2/1/2036 (i)(k)		3,088,793	1,578,373
TOTAL UKRAINE			19,757,662
UNITED ARAB EMIRATES - 1.4%
Emirate of Abu Dhabi 3% 9/15/2051 (i)		4,675,000	2,920,636
Emirate of Abu Dhabi 3.125% 9/30/2049 (i)		21,570,000	14,160,705
Emirate of Abu Dhabi 3.875% 4/16/2050 (i)		6,905,000	5,171,845
Emirate of Abu Dhabi 5.5% 4/30/2054 (i)		3,745,000	3,586,774
Emirate of Dubai 3.9% 9/9/2050 (f)		7,735,000	5,311,625
Emirate of Dubai 5.25% 1/30/2043 (f)		3,180,000	2,965,795
TOTAL UNITED ARAB EMIRATES			34,117,380
URUGUAY - 0.4%
Uruguay Republic 5.1% 6/18/2050		7,425,000	6,813,626
Uruguay Republic 5.75% 10/28/2034		2,875,000	3,003,656
TOTAL URUGUAY			9,817,282
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (i)		1,300,000	1,179,633
Republic of Uzbekistan 3.9% 10/19/2031 (i)		1,855,000	1,669,741
TOTAL UZBEKISTAN			2,849,374
VENEZUELA - 1.0%
Venezuela Republic 11.95% (f)(g)		13,520,000	6,881,680
Venezuela Republic 12.75% (f)(g)		2,600,000	1,307,969
Venezuela Republic 9.25% (g)		31,105,000	14,774,875
TOTAL VENEZUELA			22,964,524
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (i)		5,459,768	3,550,501
Republic of Zambia 5.75% 6/30/2033 (i)(k)		636,410	596,435
TOTAL ZAMBIA			4,146,936
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,095,832,484)			1,069,996,704

Non-Convertible Corporate Bonds - 39.8%
		Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.25% 1/22/2031 (i)		2,625,000	2,650,043
ARGENTINA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (i)		1,005,000	1,059,509
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Tecpetrol SA 7.625% 1/22/2033 (i)		2,440,000	2,491,118
Tecpetrol SA 7.625% 11/3/2030 (i)		2,555,000	2,580,576
YPF SA 8.25% 1/17/2034 (i)		2,445,000	2,491,579
TOTAL ENERGY			7,563,273
TOTAL ARGENTINA			8,622,782
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (f)		2,515,000	2,691,836
BAHRAIN - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Bapco Energies BSC Closed 7.5% 10/25/2027 (i)		5,740,000	5,668,250
Bapco Energies BSC Closed 8.375% 11/7/2028 (i)		1,985,000	1,966,143

TOTAL BAHRAIN			7,634,393
BRAZIL - 4.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		3,455,000	3,343,922
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.6%
Minerva Luxembourg SA 4.375% 3/18/2031 (i)		1,735,000	1,572,864
Minerva Luxembourg SA 8.875% 9/13/2033 (i)		4,795,000	5,104,326
NBM US Holdings Inc 6.625% 8/6/2029 (i)		6,505,000	6,532,321
			13,209,511
Food Products - 0.2%
Marb Bondco PLC 3.95% 1/29/2031 (i)		5,650,000	4,970,587
TOTAL CONSUMER STAPLES			18,180,098
Energy - 0.9%
Energy Equipment & Services - 0.5%
Guara Norte Sarl 5.198% 6/15/2034 (i)		3,981,593	3,851,196
Yinson Boronia Production BV 8.947% 7/31/2042 (i)		6,299,918	6,811,787
			10,662,983
Oil, Gas & Consumable Fuels - 0.4%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (i)		6,868,758	6,139,296
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (i)		4,240,000	4,124,459
			10,263,755
TOTAL ENERGY			20,926,738
Industrials - 0.2%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.4% 1/9/2038		2,500,000	2,389,700
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (i)		1,598,454	1,685,170
TOTAL INDUSTRIALS			4,074,870
Materials - 2.6%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (i)		2,860,000	1,186,900
Braskem Netherlands Finance BV 7.25% 2/13/2033 (i)		3,610,000	1,660,059
Braskem Netherlands Finance BV 8% 10/15/2034 (i)		2,095,000	974,174
Braskem Netherlands Finance BV 8.5% 1/12/2031 (i)		5,705,000	2,738,400
			6,559,533
Metals & Mining - 1.6%
CSN Inova Ventures 6.75% 1/28/2028 (i)		5,315,000	3,886,594
CSN Resources SA 5.875% 4/8/2032 (i)		3,200,000	1,956,000
CSN Resources SA 8.875% 12/5/2030 (i)		1,575,000	1,107,382
Nexa Resources SA 6.6% 4/8/2037 (i)		2,235,000	2,307,638
Nexa Resources SA 6.75% 4/9/2034 (i)		1,420,000	1,478,575
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(i)		13,139,676	12,942,581
Usiminas International Sarl 7.5% 1/27/2032 (i)		5,445,000	5,540,342
Vale Overseas Ltd 6% 2/25/2056 (c)(i)		2,880,000	2,842,272
Vale Overseas Ltd 6.4% 6/28/2054		4,850,000	4,879,973
			36,941,357
Paper & Forest Products - 0.7%
LD Celulose International GmbH 7.95% 1/26/2032 (i)		4,140,000	4,255,817
Suzano Austria GmbH 3.75% 1/15/2031		2,340,000	2,172,690
Suzano Austria GmbH 5% 1/15/2030		6,900,000	6,808,872
Suzano Netherlands BV 5.5% 1/15/2036		4,355,000	4,213,462
			17,450,841
TOTAL MATERIALS			60,951,731
TOTAL BRAZIL			107,477,359
CANADA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (i)		3,595,000	3,577,744
CHILE - 2.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (i)		1,885,000	1,901,305
Empresa Nacional del Petroleo 6.15% 5/10/2033 (i)		1,195,000	1,224,994
TOTAL ENERGY			3,126,299
Materials - 2.0%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(i)		3,970,000	3,869,261
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (i)		7,745,000	6,912,025
Antofagasta PLC 5.625% 9/9/2035 (i)		1,500,000	1,488,000
Antofagasta PLC 5.625% 5/13/2032 (i)		2,640,000	2,670,492
Corp Nacional del Cobre de Chile 3% 9/30/2029 (i)		1,175,000	1,098,918
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (i)		3,075,000	2,883,182
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (i)		7,190,000	4,880,213
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (i)		2,775,000	2,739,480
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (i)		2,425,000	2,375,773
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (i)		2,985,000	3,054,759
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (i)		2,750,000	2,749,313
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (i)		1,755,000	1,824,551
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (i)		1,925,000	2,025,918
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (i)		2,230,000	2,329,168
			37,031,792
Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (i)		2,130,000	2,118,029
Inversiones CMPC SA 3% 4/6/2031 (i)		2,340,000	2,032,875
			4,150,904
TOTAL MATERIALS			45,051,957
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (i)		1,715,521	1,724,974
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (i)		1,505,000	1,551,339
TOTAL UTILITIES			3,276,313
TOTAL CHILE			51,454,569
CHINA - 0.8%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Prosus NV 3.061% 7/13/2031 (i)		1,850,000	1,653,104
Prosus NV 3.68% 1/21/2030 (i)		4,055,000	3,822,446
Prosus NV 4.027% 8/3/2050 (i)		6,570,000	4,383,833
Prosus NV 4.193% 1/19/2032 (i)		2,955,000	2,771,435
TOTAL CONSUMER DISCRETIONARY			12,630,818
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (i)		5,425,000	5,426,736
TOTAL CHINA			18,057,554
COLOMBIA - 2.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (i)		8,020,000	7,188,126
Energy - 1.4%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (i)		4,675,000	4,604,173
Oil, Gas & Consumable Fuels - 1.2%
Canacol Energy Ltd 5.75% (g)(i)		2,525,000	877,438
Ecopetrol SA 4.625% 11/2/2031		3,870,000	3,432,342
Ecopetrol SA 8.375% 1/19/2036		2,790,000	2,824,456
Ecopetrol SA 8.875% 1/13/2033		11,470,000	12,106,585
Geopark Ltd 5.5% 1/17/2027 (i)		4,900,000	4,740,750
Geopark Ltd 8.75% 1/31/2030 (i)		4,080,000	4,018,800
			28,000,371
TOTAL ENERGY			32,604,544
Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (c)		2,800,000	2,931,599
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (i)		5,490,000	5,658,818
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (i)		10,370,000	9,453,051
Termocandelaria Power SA 7.75% 9/17/2031 (i)		3,845,000	3,904,251
TOTAL UTILITIES			13,357,302
TOTAL COLOMBIA			61,740,389
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (i)		3,700,000	3,744,585
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (i)		3,675,000	3,867,938
COTE D'IVOIRE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Endeavour Mining PLC 7% 5/28/2030 (i)		5,920,000	6,008,800
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (i)	EUR	1,050,000	1,243,225
Czechoslovak Group AS 6.5% 1/10/2031 (i)		2,730,000	2,796,885

TOTAL CZECH REPUBLIC			4,040,110
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (i)		2,840,000	2,888,124
GEORGIA - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (i)		2,985,000	2,980,493
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (i)		1,485,000	1,410,750
TOTAL GEORGIA			4,391,243
GHANA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Kosmos Energy Ltd 7.5% 3/1/2028 (i)		1,360,000	1,307,300
Kosmos Energy Ltd 8.75% 10/1/2031 (i)		10,990,000	9,781,100

TOTAL GHANA			11,088,400
GUATEMALA - 1.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (i)		7,360,000	6,869,088
Millicom International Cellular SA 4.5% 4/27/2031 (i)		3,345,000	3,041,776
Millicom International Cellular SA 7.375% 4/2/2032 (i)		2,545,000	2,581,648
TOTAL COMMUNICATION SERVICES			12,492,512
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (i)		4,770,000	4,654,089
Utilities - 0.4%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (i)		3,265,000	3,201,659
Independent Power and Renewable Electricity Producers - 0.3%
Investment Energy Resources Ltd 6.25% 4/26/2029 (i)		5,870,000	5,799,560
TOTAL UTILITIES			9,001,219
TOTAL GUATEMALA			26,147,820
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (i)		1,825,000	1,843,834
OTP Bank Nyrt 8.75% 5/15/2033 (c)(f)		2,150,000	2,236,323
TOTAL FINANCIALS			4,080,157
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (f)		1,345,000	1,387,871
TOTAL HUNGARY			5,468,028
INDIA - 0.2%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (i)		2,175,000	2,188,703
Health Care - 0.1%
Biotechnology - 0.1%
Biocon Biologics Global PLC 6.67% 10/9/2029 (i)		2,405,000	2,371,330
TOTAL INDIA			4,560,033
INDONESIA - 1.2%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (i)		6,620,000	6,588,671
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (i)		5,210,000	5,343,652
Pertamina Persero PT 4.175% 1/21/2050 (i)		3,850,000	2,843,301
TOTAL ENERGY			14,775,624
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (i)		2,350,000	2,345,018
Freeport Indonesia PT 5.315% 4/14/2032 (i)		3,980,000	3,960,617
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (i)		6,445,000	6,513,511
TOTAL MATERIALS			12,819,146
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (i)		1,940,000	1,951,213
TOTAL INDONESIA			29,545,983
ISRAEL - 1.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(i)		3,830,000	3,677,048
Energean Israel Finance Ltd 5.875% 3/30/2031 (f)(i)		3,770,000	3,501,970
Leviathan Bond Ltd 6.5% 6/30/2027 (f)(i)		3,805,000	3,797,906
Leviathan Bond Ltd 6.75% 6/30/2030 (f)(i)		1,930,000	1,960,919
TOTAL ENERGY			12,937,843
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM 5.252% 1/14/2033 (f)(i)		2,570,000	2,538,400
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,895,000	2,887,628
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		5,240,000	5,610,573
TOTAL HEALTH CARE			8,498,201
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (f)(i)		3,070,000	2,827,824
TOTAL ISRAEL			26,802,268
JAMAICA - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (i)		2,020,000	2,006,567
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (i)		1,600,000	1,554,000

TOTAL JAMAICA			3,560,567
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (i)		3,745,000	3,351,101
KazMunayGas National Co JSC 5.375% 4/24/2030 (i)		685,000	689,658
KazMunayGas National Co JSC 5.75% 4/19/2047 (i)		1,885,000	1,746,528
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (i)		4,695,000	4,333,485

TOTAL KAZAKHSTAN			10,120,772
KOREA (SOUTH) - 0.3%
Industrials - 0.1%
Electrical Equipment - 0.1%
LG Energy Solution Ltd 5.25% 4/2/2031 (i)		1,195,000	1,191,565
LG Energy Solution Ltd 5.875% 4/2/2036 (i)		1,490,000	1,478,681
TOTAL INDUSTRIALS			2,670,246
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (i)		2,950,000	3,009,407
POSCO 5.875% 1/17/2033 (i)		1,750,000	1,835,715
TOTAL MATERIALS			4,845,122
TOTAL KOREA (SOUTH)			7,515,368
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 2.625% 4/28/2028 (i)		2,960,000	2,781,475
MALAYSIA - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (i)		5,185,000	4,615,946
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petronas Capital Ltd 3.404% 4/28/2061 (i)		4,990,000	3,299,638
Petronas Capital Ltd 3.5% 4/21/2030 (i)		2,515,000	2,427,591
TOTAL ENERGY			5,727,229
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (i)		5,890,000	5,833,073
TOTAL MALAYSIA			16,176,248
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (i)		2,650,000	2,627,237
MEXICO - 5.2%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (f)(g)		19,500,000	6,630,000
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Metalsa Sapi De Cv 3.75% 5/4/2031 (i)		4,945,000	4,270,626
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
FEL Energy VI SARL 5.75% 12/1/2040 (i)		2,665,212	2,523,822
Petroleos Mexicanos 6.5% 6/2/2041		2,000,000	1,694,000
Petroleos Mexicanos 6.625% 6/15/2035		21,045,000	19,626,567
Petroleos Mexicanos 6.7% 2/16/2032		11,627,000	11,379,926
Petroleos Mexicanos 6.75% 9/21/2047		4,502,000	3,594,622
Petroleos Mexicanos 6.95% 1/28/2060		3,325,000	2,613,783
Petroleos Mexicanos 7.69% 1/23/2050		33,739,000	29,234,844
TOTAL ENERGY			70,667,564
Financials - 0.6%
Banks - 0.2%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (i)		4,125,000	4,154,040
Capital Markets - 0.4%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (i)		9,450,000	9,473,625
TOTAL FINANCIALS			13,627,665
Materials - 0.5%
Chemicals - 0.4%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (i)		3,435,000	2,765,621
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (i)		6,370,000	6,203,584
			8,969,205
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (i)		3,785,000	2,848,213
TOTAL MATERIALS			11,817,418
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (i)		3,360,000	3,246,599
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (i)		4,669,210	4,885,674
Saavi Energia Sarl 8.875% 2/10/2035 (i)		7,065,000	7,375,860
TOTAL UTILITIES			12,261,534
TOTAL MEXICO			122,521,406
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (i)		3,820,000	3,476,200
OCP SA 5.125% 6/23/2051 (i)		2,190,000	1,702,441
OCP SA 6.1% 4/30/2030 (i)		2,660,000	2,703,225
OCP SA 6.75% 5/2/2034 (i)		2,485,000	2,587,829
OCP SA 6.875% 4/25/2044 (i)		3,920,000	3,900,210
OCP SA 7.5% 5/2/2054 (i)		1,890,000	1,981,315

TOTAL MOROCCO			16,351,220
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (i)		1,679,000	1,666,575
IHS Holding Ltd 7.875% 5/29/2030 (i)		4,425,000	4,481,065
TOTAL COMMUNICATION SERVICES			6,147,640
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (i)		1,213,394	1,211,119
TOTAL NIGERIA			7,358,759
PANAMA - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (i)		5,075,000	4,994,350
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (i)		9,720,000	9,115,902
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (i)		3,025,000	3,028,781
TOTAL COMMUNICATION SERVICES			17,139,033
Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (i)(j)		132,705	132,532
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (i)		2,115,000	1,679,839
TOTAL PANAMA			18,951,404
PARAGUAY - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (i)		2,031,000	2,019,910
PERU - 1.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (i)		3,450,000	3,358,575
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(i)		4,525,000	4,477,035
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (i)		4,855,000	4,929,039
Volcan Cia Minera SAA 8.5% 10/28/2032 (i)		6,465,000	6,577,491
TOTAL MATERIALS			11,506,530
Utilities - 0.3%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (i)		2,285,000	2,233,816
Independent Power and Renewable Electricity Producers - 0.2%
Niagara Energy SAC 5.746% 10/3/2034 (i)		4,645,000	4,648,019
TOTAL UTILITIES			6,881,835
TOTAL PERU			26,223,975
POLAND - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ORLEN SA 6% 1/30/2035 (i)		6,010,000	6,122,688
QATAR - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (i)		4,095,000	3,701,962
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
QatarEnergy 2.25% 7/12/2031 (i)		13,045,000	11,446,597
QatarEnergy 3.125% 7/12/2041 (i)		12,920,000	9,350,850
QatarEnergy 3.3% 7/12/2051 (i)		9,635,000	6,194,052
TOTAL ENERGY			26,991,499
TOTAL QATAR			30,693,461
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (b)(f)(g)		4,020,000	200,999
SAUDI ARABIA - 4.5%
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (i)		13,292,700	11,846,321
Saudi Arabian Oil Co 2.25% 11/24/2030 (i)		10,775,000	9,506,244
Saudi Arabian Oil Co 3.25% 11/24/2050 (i)		8,390,000	5,223,111
Saudi Arabian Oil Co 3.5% 11/24/2070 (i)		3,270,000	1,945,748
Saudi Arabian Oil Co 3.5% 4/16/2029 (i)		13,480,000	12,913,840
Saudi Arabian Oil Co 4.25% 4/16/2039 (i)		14,945,000	12,884,533
Saudi Arabian Oil Co 4.375% 4/16/2049 (i)		2,280,000	1,780,042
Saudi Arabian Oil Co 5.875% 7/17/2064 (i)		1,590,000	1,444,816
Saudi Arabian Oil Co 6.375% 6/2/2055 (i)		7,375,000	7,328,906
TOTAL ENERGY			64,873,561
Financials - 0.3%
Financial Services - 0.3%
Gaci First Investment Co 5% 10/13/2027 (f)		6,020,000	6,035,050
Gaci First Investment Co 5.25% 10/13/2032 (f)		2,155,000	2,152,024
TOTAL FINANCIALS			8,187,074
Industrials - 1.0%
Construction & Engineering - 1.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (i)		4,800,000	4,809,600
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (i)		3,605,000	3,581,351
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (i)		9,650,000	9,749,637
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (i)		2,955,000	3,057,095
TOTAL INDUSTRIALS			21,197,683
Materials - 0.3%
Chemicals - 0.3%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (i)		2,735,000	2,660,608
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (i)		5,570,000	5,600,670
TOTAL MATERIALS			8,261,278
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (f)		3,530,000	3,423,857
TOTAL SAUDI ARABIA			105,943,453
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (i)		4,370,000	4,300,080
SOUTH AFRICA - 1.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (i)		4,045,000	4,011,730
Wireless Telecommunication Services - 0.1%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (i)		3,485,000	3,500,682
TOTAL COMMUNICATION SERVICES			7,512,412
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (i)		1,985,000	2,052,490
Materials - 0.8%
Chemicals - 0.7%
Sasol Financing USA LLC 4.375% 9/18/2026		5,960,000	5,925,015
Sasol Financing USA LLC 5.5% 3/18/2031		2,355,000	2,134,219
Sasol Financing USA LLC 6.5% 9/27/2028		2,020,000	2,038,321
Sasol Financing USA LLC 8.75% 4/10/2033 (i)		1,520,000	1,520,000
Sasol Financing USA LLC 8.75% 5/3/2029 (i)		3,820,000	3,970,317
			15,587,872
Metals & Mining - 0.1%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (i)		3,165,000	3,201,174
TOTAL MATERIALS			18,789,046
Utilities - 0.4%
Electric Utilities - 0.4%
Eskom Holdings 6.35% 8/10/2028 (i)		5,840,000	5,885,625
Eskom Holdings 8.45% 8/10/2028 (i)		4,430,000	4,645,387
TOTAL UTILITIES			10,531,012
TOTAL SOUTH AFRICA			38,884,960
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (i)		2,530,000	1,710,696
TURKEY - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (i)		2,355,000	2,292,804
Financials - 0.5%
Banks - 0.5%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(i)		3,575,000	3,547,115
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (i)		4,185,000	4,025,426
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (i)		4,455,000	4,303,252
TOTAL FINANCIALS			11,875,793
Industrials - 0.1%
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (i)		1,790,000	1,825,241
TOTAL TURKEY			15,993,838
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (i)		2,749,604	2,144,691
UNITED ARAB EMIRATES - 3.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (i)		3,530,000	3,026,548
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (i)		4,012,131	3,539,502
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (i)		10,925,000	9,264,551
TOTAL ENERGY			15,830,601
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (i)		4,430,000	3,910,583
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (i)		2,220,000	2,246,395
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (i)		5,770,000	5,374,004
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (i)		2,925,000	2,765,617
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (i)		3,770,000	3,314,282
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (i)		2,985,000	3,021,477
TOTAL FINANCIALS			20,632,358
Industrials - 0.3%
Transportation Infrastructure - 0.3%
DP World Crescent Ltd 3.7495% 1/30/2030 (i)		4,165,000	3,894,275
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (i)		4,230,000	3,776,332
TOTAL INDUSTRIALS			7,670,607
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(i)		2,450,000	2,243,245
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(f)		5,965,000	5,683,452
Alpha Star Holding IX Ltd 7% 8/26/2028 (f)		3,565,000	3,385,324
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (f)		4,280,000	4,238,056
Sobha Sukuk Ltd 8.75% 7/17/2028 (f)		3,395,000	3,174,325
TOTAL REAL ESTATE			18,724,402
Utilities - 0.5%
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (i)		4,655,000	3,518,016
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (i)		3,320,000	3,202,572
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (i)		4,420,000	4,143,838
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (i)		2,020,000	2,016,324
TOTAL UTILITIES			12,880,750
TOTAL UNITED ARAB EMIRATES			75,738,718
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(g)(i)		5,060,000	725,401
UZBEKISTAN - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (i)		1,335,000	1,357,962
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (i)		4,610,000	4,737,697
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (i)		2,195,000	2,282,800
Navoiyuran State Enterprise 6.7% 7/2/2030 (i)		3,435,000	3,440,153

TOTAL UZBEKISTAN			11,818,612
VENEZUELA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos de Venezuela SA 12.75% (g)(i)		1,258,333	570,025
Petroleos de Venezuela SA 5.375% (f)(g)		4,800,000	1,590,960
Petroleos de Venezuela SA 5.5% (f)(g)		315,000	105,273
Petroleos de Venezuela SA 6% (g)(i)		11,650,000	3,979,640
Petroleos de Venezuela SA 6% (g)(i)		9,300,000	3,154,560
Petroleos de Venezuela SA 9.75% (g)(i)		1,265,000	520,231

TOTAL VENEZUELA			9,920,689
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (i)		2,925,874	2,875,578
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 7.25% 2/15/2034 (i)		4,335,000	4,388,841
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,004,563,200)			940,131,047

Preferred Securities - 2.8%
	Principal Amount (a)	Value ($)
BRAZIL - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (f)(h)	5,876,000	5,657,088
CHILE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA 7.5% (c)(h)(i)	2,755,000	2,884,281
Banco de Credito e Inversiones SA 8.75% (c)(h)(i)	2,785,000	2,945,163
Banco del Estado de Chile 7.95% (c)(h)(i)	2,485,000	2,688,775

TOTAL CHILE		8,518,219
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (c)(f)(h)	6,695,000	6,703,914
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Network i2i Ltd 3.975% (c)(h)(i)	2,535,000	2,559,653
KUWAIT - 0.1%
Financials - 0.1%
Banks - 0.1%
NBK Tier 1 Ltd 3.625% (c)(h)(i)	2,490,000	2,449,176
MEXICO - 1.5%
Financials - 0.6%
Banks - 0.6%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(h)(i)	7,260,000	7,382,393
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(h)(i)	1,905,000	1,983,886
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(i)	2,615,000	2,579,058
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(i)	2,930,000	3,197,258
TOTAL FINANCIALS		15,142,595
Materials - 0.9%
Construction Materials - 0.9%
Cemex SAB de CV 5.125% (c)(h)(i)	12,205,000	12,183,187
Cemex SAB de CV 7.2% (c)(h)(i)	6,765,000	6,896,394
TOTAL MATERIALS		19,079,581
TOTAL MEXICO		34,222,176
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 5 year U.S. Treasury Index + 4.572%, 6.95% (b)(c)(e)(f)(g)(h)	982,000	49,100
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(g)(h)(i)	2,960,000	148,000

TOTAL RUSSIA		197,100
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (c)(f)(h)	3,150,000	3,133,603
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 6.25% (c)(f)(h)	3,580,000	3,543,601
TOTAL PREFERRED SECURITIES (Cost $69,348,916)		66,984,530

U.S. Treasury Obligations - 3.3%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12	6,190,000	4,292,862
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	14,357,000	11,829,944
US Treasury Bonds 3.625% 2/15/2053	3.92 to 5.06	14,989,000	12,029,843
US Treasury Notes 2.875% 5/15/2032 (m)(n)	2.91 to 2.95	10,848,000	10,145,423
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,298,737
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	1,981,849
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,837,259
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,698,045
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	11,046,000	11,332,506
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	3,960,362
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,635,818)			77,406,830

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $174,980,644)	3.69	174,946,146	174,981,136

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $2,437,086,374)	2,341,218,893
NET OTHER ASSETS (LIABILITIES) - 1.0%	23,478,726
NET ASSETS - 100.0%	2,364,697,619

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	838	6/2026	93,018,000	(1,592,460)

The notional amount of long futures as a percentage of Net Assets is 3.9%.

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	22,810,000	17,165	0	17,165

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Lunar	1D TIIE(4)	Lunar	CME	8/2026	MXN	42,000,000	5,560	0	5,560

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $105,612,513 or 4.5% of net assets.

(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,374,225,070 or 58.1% of net assets.

(j)	Zero coupon bond which is issued at a discount.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $514,379.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,661,912.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	177,707,196	149,154,153	151,880,213	1,559,856	(864)	864	174,981,136	174,946,146	0.3%
Total	177,707,196	149,154,153	151,880,213	1,559,856	(864)	864	174,981,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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